ACQUISITION (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) per share	$ (0.76)	$ (0.07)	$ (0.85)	$ (0.21)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding	623,125	623,125	623,125	623,125	77,887,500	77,887,500
Business Acquisitions [Member]
Revenues, net	$ 1,205,121	$ 1,555,096	$ 4,838,286	$ 5,007,645
Net income (loss) allocable to common shareholders	$ (745,458)	$ 321,429	$ (876,683)	$ (120,071)
Net income (loss) per share	$ (1.20)	$ 0.52	$ (1.41)	$ (0.20)
Weighted average number of shares outstanding	623,125	623,125	623,125	623,125